Sales - Narrative (Details) - Forward contract m³ in Thousands, T in Thousands, MWh in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) m³ MWh T	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 75,900	$ 42,200	$ 71,700
Soybean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 19,600
Derivative notional amount | T	56,491
Wheat
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 6,950
Derivative notional amount | T	28,903
Corn
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 19,930
Derivative notional amount | T	103,594
Ethanol
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 1,980
Cubic meters of product | m³	2,497
Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 24,220
MWh of energy | MWh	483,984